Subsequent Events (Details) - USD ($)							1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 30, 2024	Oct. 24, 2024	Oct. 10, 2024	Apr. 22, 2024	Jul. 31, 2024	Jan. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Oct. 15, 2024	Apr. 10, 2024	Feb. 26, 2024	Jan. 16, 2024	Dec. 31, 2022
Subsequent Event [Line Items]
Deposit in trust account									$ 4,633,444	$ 4,633,444
Common Stock, Shares, Issued									17,482,174	17,482,174	17,454,353					6,143,294
Common Stock, Shares, Outstanding									17,482,174	17,482,174	17,454,353					6,143,294
Common Class A [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding									6,833,333	6,833,333
Common Class A [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding									2,000,000	2,000,000
Backstop Subscription Agreement [Member]
Subsequent Event [Line Items]
Trust Amount Before Payment Of Expenses						$ 30,000,000,000
Backstop Subscription Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Per Share Divided Factor Of Number Of Shares For Merger						10.00%
letter agreement [Member]
Subsequent Event [Line Items]
Stock Forfeited During Period Share						2,000,000
RT Parties [Member] | Blaize Note Financing Agreement [Member]
Subsequent Event [Line Items]
Amount of investment by separate third party group of investors to the agreement										$ 125,000,000
10% secured convertible notes [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt										$ 110,700,000
Debt Instrument, Interest Rate During Period										10.00%
Debt instrument, maturity date	Dec. 31, 2025
10% secured convertible notes [Member] | BurTech [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt										$ 11,500,000
10% secured convertible notes [Member] | Outside Individual Third Parties [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt										2,400,000
10% secured convertible notes [Member] | RT Parties [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt										96,800,000
BURTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Proceeds from Advances from sponsor										$ 2,164,291	$ 810,345
Postmerger Equity Incentive Plan and Employee Stock Purchase Plan [Member] | April Amendment [Member]
Subsequent Event [Line Items]
Percentage Of Revised Aggregate Reserve Size						20.00%
Equity Incentive Plan [Member] | April Amendment [Member]
Subsequent Event [Line Items]
Percentage Of Revised Aggregate Reserve Size						7.00%
Sponsor [Member] | BURTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Deposit in trust account													$ 130,370
Proceeds from Advances from sponsor									$ 844,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Accounts Payable and Other Accrued Liabilities, Current														$ 8,300,000
Subsequent Event [Member] | April Amendment [Member] | Common Class A [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding						6,833,333
Subsequent Event [Member] | April Amendment [Member] | Common Class A [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding						2,000,000
Subsequent Event [Member] | Backstop Subscription Agreement [Member]
Subsequent Event [Line Items]
Trust Amount Before Payment Of Expenses						$ 30,000,000,000
Subsequent Event [Member] | Backstop Subscription Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Per Share Divided Factor Of Number Of Shares For Merger						10.00%
Subsequent Event [Member] | letter agreement [Member]
Subsequent Event [Line Items]
Stock Forfeited During Period Share						2,000,000
Subsequent Event [Member] | New Maintenance Agreement [Member]
Subsequent Event [Line Items]
Future Payment for Execute the Agreement							$ 900,000
Subsequent Event [Member] | RT Parties [Member] | Blaize Note Financing Agreement [Member]
Subsequent Event [Line Items]
Amount of investment by separate third party group of investors to the agreement								$ 125,000,000
Subsequent Event [Member] | 10% secured convertible notes [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt								$ 110,700,000
Debt Instrument, Interest Rate During Period								10.00%
Debt instrument, maturity date	Apr. 22, 2024					Aug. 01, 2023
Subsequent Event [Member] | 10% secured convertible notes [Member] | BurTech [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt								$ 11,500,000
Subsequent Event [Member] | 10% secured convertible notes [Member] | Outside Individual Third Parties [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt								2,400,000
Subsequent Event [Member] | 10% secured convertible notes [Member] | RT Parties [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt								$ 96,800,000
Subsequent Event [Member] | SeparatePre Funded Warrant [Member] | One Of The RT Parties [Member] | Blaize Note Financing Agreement [Member]
Subsequent Event [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued						$ 45,000,000,000
Adjustments To Additional Paid In Capital Number Of Warrant Issued						4.5
Subsequent Event [Member] | Twenty Twenty Three Convertible Note Warrants [Member] | Final Closing Lender [Member]
Subsequent Event [Line Items]
Conversion of Stock, Description						The conversion price upon a SPAC Transaction for a Final Closing Lender is defined as a price per share that would entitle the Final Closing Lender to receive a number of BurTech Class A common stock equal to the outstanding principal and accrued interest divided by 5.
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 11.5
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		6,936,285
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | 2011 Amended Plan [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited				135,400
Subsequent Event [Member] | Postmerger Equity Incentive Plan and Employee Stock Purchase Plan [Member] | April Amendment [Member]
Subsequent Event [Line Items]
Percentage Of Revised Aggregate Reserve Size						20.00%
Subsequent Event [Member] | Equity Incentive Plan [Member] | April Amendment [Member]
Subsequent Event [Line Items]
Percentage Of Revised Aggregate Reserve Size						7.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued				900,000
Subsequent Event [Member] | Common Stock [Member] | 2011 Amended Plan [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued				21,329,457
Subsequent Event [Member] | Sponsor [Member] | BURTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Deposit in trust account												$ 130,370			$ 130,370
Proceeds from Advances from sponsor			$ 80,000		$ 10,000